Annual Total Returns- Transamerica Sustainable Equity Income (Retail Class) [BarChart] - Retail Class - Transamerica Sustainable Equity Income - A	2014	2015	2016	2017	2018	2019	2020
Total	11.00%	(2.95%)	14.62%	15.90%	(12.34%)	23.23%	(7.93%)